Tax-related balances	6 Months Ended
Jun. 30, 2025
Major components of tax expense (income) [abstract]
Tax-related balances
22.
Tax-related balances
A.
Tax credit and other receivables/Other payables

(In thousand Euros)	June 30, 2025	December 31, 2024
VAT receivables	3,284	2,740
Government Grant receivables	1,031	1,872
Income tax credit receivables (short term)	1,117	1,073
Income tax credit receivables (long term)	3,752	6,047
Other tax receivable	118	181
Total	9,302	11,913

(In thousand Euros)	June 30, 2025	December 31, 2024
VAT payable	2,572	1,612
Social Security payable	515	307
Personal Income Tax payable	620	1,152
Deferred tax liability	2,814	3,412
Total	6,521	6,483

B.
Amounts recognized in profit or loss

(In thousand Euros)	June 30, 2025	June 30, 2024
Loss before Tax	(33,500)	(59,501)
Tax income (at 25%)	8,375	14,288
Unrecognized deferred tax assets on tax losses	(8,375)	(14,288)
Deductions and credits generated	1,178	(844)
Other adjustments	(202)	(422)
Income tax expense/(income)	976	(1,266)

As of June 30, 2025 and December 31, 2024 details of unrecognized tax losses to be offset are as follows:

(In thousand Euros)	June 30, 2025	December 31, 2024
2015	47	47
2016	439	439
2017	56	56
2018	1,579	1,579
2019	3,318	3,318
2020	9,025	9,025
2021	122,456	122,456
2022	3,167	3,167
2023	41,962	41,962
2024	80,676	80,676
2025	18,750	—
Total	281,475	262,725

The tax losses detailed above correspond to the Spanish tax consolidated headed by Wallbox NV. There is no limit to apply these tax losses. Additionally, the unrecognized tax losses of Wallbox USA Inc amount to Euros 56,539 thousand as of June 30, 2025 (Euros 69,228 thousand as of December 31, 2024). Regarding ABL GmbH, the unrecognized tax losses amount to Euros 17,137 as of June 30, 2025 (Euros 16,494 thousand as of December 31, 2024). The unrecognized tax losses of the rest of the subsidiaries amount to Euro 17,137 thousand (Euros 15,657 thousand as of December 31, 2024).

Tax losses may be offset indefinitely in the future. The existence of unused tax losses, as well as the lack of track record of generating tax profits, evidences that future taxable profit may not be available to the Group, at least for the near and medium term, as the Company is early stage. Having considered all evidence available and the current investment phase, management determined that there was insufficient positive evidence to support the fact that it is probable that future taxable profits will be available against which to offset the tax losses. Accordingly, no deferred tax asset is recognized in the financial statements.